Interest in Other Entities (Details) - Schedule of fair value investments in affiliated companies for market price on stock exchange - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
ScoutCam [Member]
Interest in Other Entities (Details) - Schedule of fair value investments in affiliated companies for market price on stock exchange [Line Items]
Carrying amount	$ 10,735
Quoted fair value	15,397
Automax (formerly “Matomy”) [Member]
Interest in Other Entities (Details) - Schedule of fair value investments in affiliated companies for market price on stock exchange [Line Items]
Carrying amount		547
Quoted fair value		4,363
Gix internet [Member]
Interest in Other Entities (Details) - Schedule of fair value investments in affiliated companies for market price on stock exchange [Line Items]
Carrying amount	4,867	1,013
Quoted fair value	$ 5,854	$ 927